Income taxes (Details-Deferred Tax Assets) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$ 161	$ 40
Accrued vacation	21	15
Accrued bonuses	134	118
Interest expense limitation	1
Lease liability	224	262
Intangible assets	(2,835)	(3,025)
Net operating losses	1,523	712
Capitalized transaction costs	59	63
Right of use asset	(209)	(255)
Depreciation	(54)	(162)
Goodwill	(922)	(809)
Deferred tax liability, net	$ (1,897)	$ (3,041)